Property, plant and equipment - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Acquired assets	€ 538,085	€ 90,051	€ 100,000